[FORTIS LOGO] -REGISTERED TRADEMARK-

                                  [GRAPHIC]

     TRUST IN THE

             CONSISTENCY OF TIME . . .


                                                             FORTIS
                                                             BOND FUNDS
                                                             SEMI-ANNUAL REPORT
                                                             January 31, 1997

FORTIS BOND FUND SEMI-ANNUAL REPORT

CONTENTS

LETTER TO SHAREHOLDERS                                         1

SCHEDULES OF INVESTMENTS
   U.S. GOVERNMENT SECURITIES FUND                             5
   HIGH YIELD PORTFOLIO                                        7

STATEMENTS OF ASSETS AND LIABILITIES                          11

STATEMENTS OF OPERATIONS                                      12

STATEMENTS OF CHANGES IN NET ASSETS
   U.S. GOVERNMENT SECURITIES FUND                            13
   HIGH YIELD PORTFOLIO                                       14

NOTES TO FINANCIAL STATEMENTS                                 15

BOARD OF DIRECTORS AND OFFICERS                               19

OTHER PRODUCTS AND SERVICES                                   20

- TOLL-FREE PERSONAL ASSISTANCE

 - Shareholder Services

 - (800) 800-2638, Ext. 3012

 - 7:30 a.m. to 5:30 p.m. CST, M-Th

 - 7:30 a.m. to 5:00 p.m. CST, F

- TOLL-FREE INFORMATION LINE

 - For daily account balances,
   transaction activity or net asset
   value information

 - (800) 800-2638, Ext. 4344

 - 24 hours a day

FOR MORE INFORMATION ABOUT FORTIS FINANCIAL GROUP'S FAMILY OF PRODUCTS, CALL YOUR INVESTMENT REPRESENTATIVE OR THE HOME OFFICE AT (800) 800-2638.

TO ORDER PROSPECTUSES OR SALES LITERATURE FOR ANY FORTIS PRODUCT, CALL (800) 800-2638, EXT. 4579.

HOW TO USE THIS REPORT

For a quick overview of the fund's performance during the past six months, refer to the Highlights box below. The letter from the portfolio manager and president provides a more detailed analysis of the fund and financial markets.

The charts alongside the letter are useful because they provide more information about your investments. The top holdings charts show the types of securities in which the fund invests, and the pie chart shows a breakdown of the fund's assets by industry.

The performance chart graphically compares the fund's total return performance with a selected investment index. Remember, however, that an index may reflect the performance of securities the fund may not hold. Also, the index does not deduct sales charges, investment advisory fees and other fund expenses, whereas your fund does. Individuals cannot buy an unmanaged index fund without incurring some charges and expenses.

This report is just one of several tools you can use to learn more about your investment in the Fortis Family of Mutual Funds. Your investment representative, who understands your personal financial situation, can best explain the features of your investment and how it's designed to help you meet your financial goals.

HIGHLIGHTS

FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 1997

                                                  CLASS A       CLASS B       CLASS C       CLASS E       CLASS H
                                                 ---------     ---------     ---------     ---------     ---------
U.S. GOVERNMENT SECURITIES FUND
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $   8.87      $   8.86      $   8.85      $   8.87      $   8.86
  End of period..............................    $   9.00      $   8.97      $   8.97      $   9.00      $   8.98

DISTRIBUTIONS PER SHARE:
  From net investment income.................    $  0.270      $  0.240      $  0.240      $  0.290      $  0.240

HIGH YIELD PORTFOLIO
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $   7.56      $   7.56      $   7.55         --         $   7.55
  End of period..............................    $   7.72      $   7.72      $   7.71         --         $   7.71

DISTRIBUTIONS PER SHARE:
  From net investment income.................    $  0.400      $  0.380      $  0.380         --         $  0.380

                                      Photo
                     A conservative investment alternative

YOUR U.S. GOVERNMENT SECURITIES FUND

MANAGED WITH A DISCIPLINED, CONSISTENT INVESTMENT APPROACH, THIS FUND IS DESIGNED TO SEEK A STRONG TOTAL RETURN, AS WELL AS A RELATIVELY HIGH LEVEL OF CURRENT INCOME, BY FOCUSING ITS INVESTMENTS IN U.S. GOVERNMENT BONDS, TREASURIES AND MORTGAGE-BACKED SECURITIES.

INTEREST RATES MAINTAIN NARROW RANGE

In the six months since our last letter, interest rates have remained in a relatively narrow range, with yields on 10-year Treasuries trading between 6.35 and 7.15%. Furthermore, the shape of the yield curve (defined as a series of differences between the yield on short maturity securities and the yield on long maturity securities) was also quite stable. The difference in yields between 2-year Treasuries and 30-year Treasuries ranged from .45% to .65%. This range continued a pattern that began in the second quarter of 1996. During that time period, interest rates moved higher or lower in response to perceived economic strength or weakness, only to have the trend reverse itself as the signals about the economy proved unreliable.

Believing that interest rates could remain within this range, we implemented a duration* strategy designed to outperform in a relatively stable interest rate environment. Specifically, we looked to shorten duration as interest rates fell toward the low end of the trading, and lengthen duration as rates rose toward the high end of the trading range. These duration adjustments were modest, however, and never exceeded 5% of the overall benchmark duration (currently 4.6 years). At the end of January, the portfolio's current duration was 4.8 years, which was approximately 104% of the benchmark.

*AN IMPORTANT CONCEPT IN MANAGING FIXED INCOME SECURITIES, DURATION IS THE MEASURE OF A BOND FUND'S SENSITIVITY TO INTEREST RATE CHANGES. TRADITIONALLY MEASURED IN YEARS, HIGHER DURATIONS MEAN POTENTIALLY GREATER FLUCTUATIONS IN BOND VALUES, JUST AS LOWER DURATIONS TYPICALLY MEAN LESS VOLATILITY.

ADJUSTMENTS IN PORTFOLIO HOLDINGS ENHANCES PERFORMANCE

In addition, as of early August, our commitment in mortgage-backed securities
(MBS) and Government Agency Notes was greater than our benchmark by 20% and 5%, respectively. We felt these securities were undervalued compared to Treasuries, and that the incremental income (1.25% per year for MBS and .3% per year for Agency Notes) would enhance performance in a stable interest rate environment. In September, we reduced our commitment to MBS to a more neutral position, as spreads on these issues fell compared to Treasuries. In January, we further reduced our exposure to the MBS sector to slightly below our benchmark, as the spread to Treasuries narrowed to 1.12%. We continue to maintain an overweighted position in Government Agency Notes.

These strategies contributed to improved fund performance over the last six months. For the six months ending January 31, 1997, the U.S. Government Securities Fund earned a 4.74% total rate of return for Class E shares, compared to a 4.51% total return for the Lehman Brothers Government Index. For the 12-month period ending January 31, 1997, the Fund earned a 3% total rate of return, compared to 2.26% for the Lehman Government Index. The Fortis USG fund's 12-month performance placed it in the top 20% among its Morningstar peer group. Morningstar is a third party mutual fund service.

MODERATE ECONOMIC GROWTH EXPECTED

We believe the economy will continue to expand through 1997 with real Gross Domestic Product (the measure of the total amount of goods and services produced in the United States) showing growth between 2% and 3%. We also anticipate that inflation will be only a modest byproduct, coming in between 3% and 3.5%. Our outlook for interest rates proceeds from this modest growth assumption. Rates should move within trading ranges with the ranges moving up or down depending on the release of economic data. As long as interest rates remain in a range, we will continue to implement our current strategy, lengthening duration near the top end of the current range (7% on the long bond) and shortening at the lower end of this range. (6.40% on the long bond).

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 1/31/97

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Treasury Securities                38.1%
FNMAs                                   26.5%
GNMAs                                   15.0%
FHLMCs                                   7.2%
Other Direct Federal Obligations         6.9%
Receivables/Cash Equivalents             5.8%
Other Government Agencies                0.5%

TOP 10 HOLDINGS AS OF 1/31/97

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  Federal Home Loan Bank (7.31%) 2004                      6.9%
 2.  U.S. Treasury Note (5.75%) 2003                          6.6%
 3.  U.S. Treasury Note (7.00%) 2006                          5.6%
 4.  U.S. Treasury Bond (6.125%) 2001                         5.5%
 5.  U.S. Treasury Note (6.875%) 2006                         4.9%
 6.  U.S. Treasury Bond (8.125%) 2021                         3.5%
 7.  American Southwest Financial Services (6.675%)
     2001                                                     3.5%
 8.  GNMA (9.50%) 2019                                        3.3%
 9.  U.S. Treasury Bond (8.125%) 2019                         3.2%
10.  U.S. Treasury Note (7.875%) 2004                         3.2%

CLASS A, B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                       Since
                                           1 Year     Inception+
-------------------------------------------------------------
Class A sharesDiamond                        2.82%      8.84%
Class A sharesDiamond Diamond               -1.80%      6.60%
Class B sharesDiamond                        1.93%      7.93%
Class B sharesDiamond Diamond               -1.67%      5.23%
Class C sharesDiamond                        1.94%      7.94%
Class C sharesDiamond Diamond                0.94%      7.94%
Class H sharesDiamond                        1.94%      7.99%
Class H sharesDiamond Diamond               -1.66%      5.29%

Past performance is not indicative of future performance. Total returns include investment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.50%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, or 3.00% if redeemed in year three or four (with a waiver of 10% of the amount invested), and Class C has a CDSC of 1.00% if redeemed within one year of purchase. Diamond Without sales charge.
Diamond With sales charge. Assumes redemption on January 31, 1997.
Diamond
  +  Since November 14, 1994 -- Date shares were first offered to the public

WE APPRECIATE YOUR SUPPORT AND CONFIDENCE

Thank you for your investment and your continued support. If you have any questions or comments, please call us or your investment professional.

           [SIGNATURE]                                            [SIGNATURE]
Dean C. Kopperud                                                  Howard G. Hudson
President                                                         Vice President

February 12, 1997

VALUE OF $10,000 INVESTED FEBRUARY 1, 1987

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 FORTIS U.S. GOVERNMENT SECURITIES FUND
      AVERAGE ANNUAL TOTAL RETURN
                                                                 1 Year                     5 Year    10 Year
Class E*                                                         -1.64%                     +4.83%     +6.78%
Class E**                                                        +3.00%                     +5.80%     +7.27%
                                                        Lehman Brothers            U.S. Government
                                            Intermediate Gov't Index***    Securities Fund Class E
02/01/87                                                        $10,000                     $9,173
88                                                               10,523                     10,077
89                                                               11,034                     10,636
90                                                               12,234                     11,740
91                                                               13,626                     13,192
92                                                               15,242                     14,530
93                                                               16,762                     15,962
94                                                               17,976                     17,205
95                                                               17,797                     16,313
96                                                               20,220                     18,703
97                                                               20,788                     19,265

                         Annual period ended January 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.50%.
 ** These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
*** An unmanaged index of government bonds with an average maturity of three to four years.

                                      Photo
                              Opportunity for the
                               informed investor

YOUR FORTIS HIGH YIELD PORTFOLIO

LONG-TERM INVESTORS, WILLING TO ACCEPT GREATER PRICE FLUCTUATIONS, MAY CHOOSE TO DIVERSIFY THEIR STOCK OR BOND INVESTMENTS WITH THIS PORTFOLIO OF HIGHER YIELDING BONDS. ITS MONEY MANAGERS INVEST IN A WIDELY DIVERSIFIED PORTFOLIO OF LOWER RATED CORPORATE BONDS.

HIGH YIELD BOND SECTOR PERFORMS WELL

Aided by moderate growth and low inflation in the United States, a vibrant stock market and strengthening demand from fixed income investors, the high yield bond market returned a robust 8.18% as measured by the Lehman Brothers Index. As a result, the high yield bond sector closes out the 10-year period as the best performing class of fixed income securities.

For the six months ended January 31, 1997, the High Yield Portfolio underperformed the total return of the Lehman High Yield Index. We believe there are two primary reasons for the gap. First, the bonds of Marvel Holdings, which comprise a 1% position in the portfolio, declined substantially when the company reported poor operating results and filed for bankruptcy. Second, the telecommunications and cable television sectors, our two largest industry allocations, delivered below-average results due to concerns about capital needs and the zero-coupon structure of many telecommunications issues.

After carefully reviewing our portfolio strategy, we are maintaining our commitment to the telecommunications and cable television sectors. We believe these two industries will display the best long-term growth characteristics among businesses currently issuing high yield debt. Despite the market's recent appetite for high-yielding, low-credit quality bonds, we are not lowering the current credit quality of our portfolio. We are concerned that corporate profits may fall below market expectations in the near term. Finally, and most importantly, we have renewed our commitment to stringent credit analysis and review of all portfolio holdings.

CAUTIONARY SIGNS ARE PRESENT

Looking ahead, we believe the formula for positive returns appears to be in place. Moderate economic growth, low inflation and a soaring stock market usually propel lower-rated bond prices higher, and yields lower. Cautionary signs are still present, however. The near-term outlook for interest rates is uncertain. Should the economy begin to overheat, interest rates will rise, creating a scenario that can negatively affect the market value of fixed income securities. U.S. stock prices, which have risen more than 50% in the past two years, appear overvalued, presenting an overly-optimistic view of corporate earnings growth.

YOU ARE IMPORTANT TO US

Thank you for your investment and for your continued support. If you have any questions, please call us or your investment professional.

           [SIGNATURE]                                            [SIGNATURE]
Dean C. Kopperud                                                  Howard G. Hudson
President                                                         Vice President

February 12, 1997

COMPOSITION BY INDUSTRY
AS OF 1/31/97

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                                      22.6%
Telecommunications                         21.0%
Cable Television                           13.9%
Leisure Time--Amusements                    8.9%
Steel and Iron                              5.7%
Automobile and Motor Vehicle Parts          5.0%
Broadcasting                                4.7%
Cash Equivalent/Receivables                 4.2%
Health Care Services                        3.9%
Chemicals                                   3.4%
Housing                                     3.4%
Energy                                      3.3%

TOP 10 HOLDINGS AS OF 1/31/97

                                                         Percent of
                                                         Net Assets
-------------------------------------------------------------------
 1.  Mohegan Tribal Gaming, (13.50%) 2002                     3.4%
 2.  Trump Altantic City Associates, (11.25%) 2006            2.5%
 3.  Tenet Healthcare City Associates, (10.125%) 2005         2.3%
 4.  AK Steel Corp., (10.75%) 2004                            2.2%
 5.  Adelphia Communications Corp., (12.50%) 2002             2.1%
 6.  Sinclair Broadcasting, (10.00%) 2005                     2.1%
 7.  Paging Network, Inc., (10.125%) 2007                     2.0%
 8.  United International Holdings, Inc., (14.0%) 1999        1.9%
 9.  MDC Holdings, Inc., (11.25%) 2003                        1.8%
10.  Foamex-JPS Automotive LP, (14.00%) 2004                  1.8%

CLASS B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                       Since
                                           1 Year     Inception+
-------------------------------------------------------------
Class B sharesDiamond                        9.56%      9.63%
Class B sharesDiamond Diamond                5.96%      6.93%
Class C sharesDiamond                        9.34%      9.48%
Class C sharesDiamond Diamond                8.34%      9.48%
Class H sharesDiamond                        9.42%      9.58%
Class H sharesDiamond Diamond                5.82%      6.88%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.50%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, or 3.00% if redeemed in year three or four (with a waiver of 10% of the amount invested), and Class C has a CDSC of 1.00% if redeemed within one year of purchase.
Diamond Without CDSC.
Diamond With CDSC. Assumes redemption on January 31, 1997.
Diamond
  +  Since November 14, 1994 -- Date shares were first offered to the public

VALUE OF $10,000 INVESTED JANUARY 4, 1988

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     HIGH YIELD PORTFOLIO
 AVERAGE ANNUAL TOTAL RETURN
                                               1 Year                 5 Year    Since January 4, 1988@
Class A*                                       +5.14%                 +9.41%                    +8.87%
Class A**                                     +10.09%                +10.42%                    +9.43%
                                      Lehman Brothers   High Yield Portfolio
                                  High Yield Index***                Class A
01/04/88                                      $10,000                 $9,550
89                                             11,452                 10,686
90                                             11,103                  9,546
91                                             10,541                  8,296
92                                             15,525                 13,174
93                                             17,865                 14,991
94                                             20,771                 18,324
95                                             20,398                 17,325
96                                             24,478                 19,647
97                                             26,825                 21,631

                         Annual period ended January 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.50%.
 ** These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
***  An unmanaged index of lower quality, high yield corporate debt securities.
  @  Date shares were first offered to the public.

FORTIS BOND FUNDS
U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
January 31, 1997 (Unaudited)

U.S. GOVERNMENT SECURITIES-94.06%

--------------------------------------------------------------------------------
    Principal                                                                         Market
      Amount                                                        Cost (a)         Value (b)
   ------------                                                   -------------    -------------
                  FEDERAL HOME LOAN MORTGAGE CORPORATION-7.21%
                  MORTGAGE BACKED SECURITIES:
   $10,989,243    8.00% 2001-2002 (e)..........................   $  11,263,973    $  11,281,139
     4,364,098    9.00% 2001-2022 (e)..........................       4,620,128        4,604,561
     8,959,128    9.50% 2016...................................       9,627,457        9,650,656
       297,518    10.50% 2015..................................         319,924          328,664
       277,757    11.25% 2013-2014.............................         299,318          312,433
     1,049,618    11.50% 2015-2019.............................       1,135,963        1,188,037
     1,061,240    11.75% 2010-2015.............................       1,163,170        1,205,998
       199,500    12.50% 2019..................................         214,839          229,238
                                                                  -------------    -------------
                                                                     28,644,772       28,800,726
                                                                  -------------    -------------
                  REMIC-PAC'S:
     1,831,292    9.00% Trust#136-D PAC 2020...................       1,840,198        1,867,425
       532,744    9.50% Trust#1001F 2003.......................         540,574          537,722
                                                                  -------------    -------------
                                                                      2,380,772        2,405,147
                                                                  -------------    -------------
                  TOTAL FEDERAL HOME LOAN MORTGAGE
                    CORPORATION................................      31,025,544       31,205,873
                                                                  -------------    -------------
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION-26.48%
                  MORTGAGE BACKED SECURITIES:
     4,486,382    6.00% 2011...................................       4,378,457        4,316,738
    14,198,314    6.50% 2010-2011..............................      13,993,741       13,945,399
    24,552,006    7.00% 2003-2025..............................      24,161,834       24,272,393
     6,937,665    7.184% 2006..................................       6,836,648        7,033,058
    28,567,444    7.50% 2022-2026..............................      28,315,571       28,594,212
     1,304,941    8.00% 2025...................................       1,249,074        1,331,040
     1,644,582    8.50% 2022...................................       1,731,528        1,703,684
       130,107    9.00% 2020...................................         128,847          137,060
     1,644,485    9.75% 2020 (e)...............................       1,773,988        1,789,406
     1,191,438    10.00% 2023..................................       1,299,784        1,306,486
     1,310,880    10.50% 2012-2018.............................       1,398,540        1,450,570
       267,608    10.75% 2013..................................         275,636          297,797
     3,059,828    11.00% 2015-2020.............................       3,297,882        3,424,137
       438,669    11.25% 2013..................................         460,602          493,776
       230,740    11.50% 2015..................................         249,452          261,240
       464,154    12.00% 2011-2016.............................         497,207          530,585
       681,505    12.50% 2015..................................         764,810          784,157
                                                                  -------------    -------------
                                                                     90,813,601       91,671,738
                                                                  -------------    -------------
                  NOTES:
    12,000,000    6.85% 2000 (e)...............................      12,000,000       12,069,420
     9,750,000    7.65% 2005...................................       9,886,868       10,297,745
                                                                  -------------    -------------
                                                                     21,886,868       22,367,165
                                                                  -------------    -------------
                  REMIC-PAC'S:
       573,424    7.50% Trust#1991-136G 2019...................         594,658          572,651
                                                                  -------------    -------------
                  TOTAL FEDERAL NATIONAL MORTGAGE
                    ASSOCIATION................................     113,295,127      114,611,554
                                                                  -------------    -------------
                  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-14.96%
                  MORTGAGE BACKED SECURITIES:
    15,000,000    6.675% American Southwest Financial Services
                    1996-FHA1 (GNMA Backed) 2001...............      15,027,701       15,018,750
     9,015,475    7.00% 2024...................................       8,884,085        8,829,530
     3,267,257    8.00% 2017-2022..............................       3,347,111        3,340,770
    14,450,409    9.00% 2016-2022..............................      15,192,283       15,224,452
    20,027,116    9.50% 2016-2019..............................      20,920,505       21,514,757
       682,460    11.00% 2015-2018.............................         735,127          753,478
        64,599    11.25% 2015..................................          68,597           71,826
                                                                  -------------    -------------
                  TOTAL GOVERNMENT NATIONAL MORTGAGE
                    ASSOCIATION................................      64,175,409       64,753,563
                                                                  -------------    -------------

FORTIS BOND FUNDS
U.S. GOVERNMENT SECURITIES FUND (CONTINUED)
Schedule of Investments
January 31, 1997 (Unaudited)

U.S. GOVERNMENT SECURITIES-CONTINUED
--------------------------------------------------------------------------------

    Principal                                                                         Market
      Amount                                                        Cost (a)         Value (b)
   ------------                                                   -------------    -------------
                  OTHER DIRECT FEDERAL OBLIGATIONS-6.86%
                  FEDERAL HOME LOAN BANK:
   $28,650,000    7.31% 2004...................................   $  28,571,808    $  29,719,533
                                                                  -------------    -------------
                  OTHER GOVERNMENT AGENCIES-0.48%
                  RESOLUTION FUNDING CORPORATION:
     7,000,000    7.355% Zero Coupon Strip 2014 (c)............       1,993,025        2,085,853
                                                                  -------------    -------------
                  U.S. TREASURY SECURITIES-38.07%
                  BONDS:
     2,250,000    6.75% 2026 (e)...............................       2,236,258        2,226,094
    11,650,000    7.50% 2024 (e)...............................      12,435,014       12,538,312
    25,490,000    8.125% 2019-2021 (e).........................      29,443,665       29,103,982
                                                                  -------------    -------------
                                                                     44,114,937       43,868,388
                                                                  -------------    -------------
                  NOTES:
    29,465,000    5.75% 2003 (e)...............................      28,647,920       28,452,141
     1,450,000    5.875% 1999 (e)..............................       1,454,469        1,443,201
    24,115,000    6.125% 2001 (e)..............................      23,924,397       23,979,353
     5,950,000    6.50% 2005 (e)...............................       5,942,973        5,953,719
    20,490,000    6.875% 2006 (e)..............................      21,048,559       21,002,250
    23,420,000    7.00% 2006 (e)...............................      24,164,357       24,203,071
     1,950,000    7.125% 1999 (e)..............................       1,978,949        2,001,187
    12,805,000    7.875% 2004 (e)..............................      13,723,062       13,881,401
                                                                  -------------    -------------
                                                                    120,884,686      120,916,323
                                                                  -------------    -------------
                  TOTAL U.S. TREASURY SECURITIES...............     164,999,623      164,784,711
                                                                  -------------    -------------
                  TOTAL U.S. GOVERNMENT SECURITIES.............   $ 404,060,536    $ 407,161,087
                                                                  -------------    -------------
                                                                  -------------    -------------

SHORT-TERM INVESTMENTS-5.18%

--------------------------------------------------------------------------------
    Principal                                                        Market
      Amount                                                        Value (b)
   ------------                                                   -------------
                  INVESTMENT COMPANY-4.37%
   $18,910,529    Federated Treasury Obligation Fund, Current
                    rate -- 4.90%..............................   $  18,910,529
                                                                  -------------
                  U.S. GOVERNMENT AGENCY-0.81%
     3,500,000    Federal Home Loan Mortgage Corp., 5.31%,
                    2-19-1997..................................       3,490,358
                                                                  -------------
                  TOTAL SHORT-TERM INVESTMENTS.................      22,400,887
                                                                  -------------
                  TOTAL INVESTMENTS IN SECURITIES (COST:
                    $426,461,423) (A)..........................   $ 429,561,974
                                                                  -------------
                                                                  -------------

 (a) At January 31, 1997, the cost of securities for federal income tax purposes was $426,675,111 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

          Unrealized appreciation...........................  $ 4,767,825
          Unrealized depreciation...........................   (1,880,962)
          ---------------------------------------------------------------
          Net unrealized appreciation.......................  $ 2,886,863
          ---------------------------------------------------------------

 (b) See Note 1 of accompanying Notes to Financial Statements regarding valuations of securities.
 (c) The interest rates disclosed for these securities represents the original issue discount yields on the date of acquisition.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
 (e) Security is fully or partially on loan at January 31, 1997. See Note 1 of accompanying Notes to Financial Statements.

FORTIS BOND FUNDS
HIGH YIELD PORTFOLIO
Schedule of Investments
January 31, 1997 (Unaudited)

COMMON STOCKS AND WARRANTS-0.43%

--------------------------------------------------------------------------------
                                                                                  Market
    Shares                                                      Cost (b)         Value (c)
   --------                                                   -------------    -------------
              APPAREL-0.04%
     1,250    Hosiery Corp. of America, Class A (a) (f)....   $      21,150    $      68,750
                                                              -------------    -------------
              CABLE TELEVISION-0.00%
    10,000    American Telecasting, Inc. (Warrants) (a)....          20,000            2,500
     4,000    People's Choice T.V. Corp. (Warrants) (a)
                (f)........................................          29,226            2,000
                                                              -------------    -------------
                                                                     49,226            4,500
                                                              -------------    -------------
              CONSUMER GOODS-0.03%
     1,800    Chattem, Inc. (Warrants) (a) (f).............          18,424            6,300
    17,400    Drypers Corp. (Warrants) (a) (f).............          52,200           52,200
                                                              -------------    -------------
                                                                     70,624           58,500
                                                              -------------    -------------
              LEISURE TIME-AMUSEMENTS-0.00%
     1,000    Boomtown, Inc. (Warrants) (a)................           6,340               60
    26,670    Capital Gaming International, Inc. (a).......         133,350              933
    22,750    Capital Gaming International, Inc. (Warrants)
                (a)........................................          35,440               38
     6,000    Hemmeter Enterprises, Inc. (Warrants) (a)....          24,000                1
                                                              -------------    -------------
                                                                    199,130            1,032
                                                              -------------    -------------
              MACHINERY-0.01%
     2,000    Bar Technologies (Warrants) (a)..............           9,632           12,000
                                                              -------------    -------------
              RETAIL-MISCELLANEOUS-0.03%
     1,000    Petro PSC Properties, L.P. (Warrants) (a)....          36,570           53,000
                                                              -------------    -------------
              TELECOMMUNICATIONS-0.32%
     4,500    American Communications Services, Inc.
                (Warrants) (a) (f).........................         205,650          337,500
     9,900    Clearnet Communications, Inc. (Warrants)
                (a)........................................         126,225           89,100
     3,000    Hyperion Telecom (Warrants) (a) (f)..........          11,986           60,000
    12,800    Intercel, Inc. (Warrants) (a)................          94,118          102,400
    12,000    Microcell Telecommunications, Inc. (Warrants)
                (a) (f)....................................           6,188           43,500
                                                              -------------    -------------
                                                                    444,167          632,500
                                                              -------------    -------------
              TOTAL COMMON STOCKS AND WARRANTS.............   $     830,499    $     830,282
                                                              -------------    -------------
                                                              -------------    -------------

CORPORATE BONDS-NON-INVESTMENT GRADE-95.27%

--------------------------------------------------------------------------------
                                                                              Standard
Principal                                                                     & Poor's                   Market
  Amount                                                                       Rating     Cost (b)     Value (c)
----------                                                                    --------  ------------  ------------
            AEROSPACE AND EQUIPMENT-0.82%
$1,500,000  K & F Industries, Inc., 11.875% Sr Secured Note 12-1-2003.......    B+      $  1,453,937  $  1,608,750
                                                                                        ------------  ------------
            AIRLINES-2.06%
2,000,000   U.S. Air, Inc., 10.375% Pass Thru Certificate 3-1-2013 (g)......    B+         1,868,268     2,065,000
2,000,000   U.S. Air, Inc., 9.82% Pass Thru Certificate 1-1-2013............    B+         1,885,043     1,950,000
                                                                                        ------------  ------------
                                                                                           3,753,311     4,015,000
                                                                                        ------------  ------------
            AUTOMOBILE AND MOTOR VEHICLE PARTS-4.99%
2,500,000   Collins & Aikman Products, 11.50% Sr Sub Note 4-15-2006.........    B          2,763,086     2,756,250
4,000,000   Foamex-JPS Automotive LP, 14.00% Sr Disc Note 7-1-2004 (e)......    NR         3,605,407     3,520,000
1,500,000   J.B. Poindexter & Co., 12.50% Sr Note 5-15-2004.................    B-         1,456,327     1,481,250
2,000,000   Penda Corp., 10.75% Sr Note Ser B 3-1-2004......................    B          1,980,129     1,965,000
                                                                                        ------------  ------------
                                                                                           9,804,949     9,722,500
                                                                                        ------------  ------------
            BROADCASTING-4.66%
1,750,000   Commodore Media, Inc., 13.14% Sr Sub Note 5-1-2003 (e)..........    B3*        1,670,413     1,850,625
  250,000   Multicanal SA, 10.5% Note 2-1-2007 (f)..........................    NR           249,385       252,500
1,000,000   Paxson Communications Corp., 11.625% Sr Sub Note 10-1-2002
              (g)...........................................................    B-         1,019,703     1,052,500
4,000,000   Sinclair Broadcasting, 10.00% Sr Sub Note 9-30-2005.............    B          4,020,369     4,090,000
1,750,000   Spanish Broadcasting Systems, Inc., 11.52% Sr Note 6-15-2002
              (e)...........................................................    B          1,793,610     1,846,250
                                                                                        ------------  ------------
                                                                                           8,753,480     9,091,875
                                                                                        ------------  ------------

FORTIS BOND FUNDS
HIGH YIELD PORTFOLIO (CONTINUED)
Schedule of Investments
January 31, 1997 (Unaudited)

CORPORATE BONDS-NON-INVESTMENT GRADE-CONTINUED
--------------------------------------------------------------------------------

                                                                              Standard
Principal                                                                     & Poor's                   Market
  Amount                                                                       Rating     Cost (b)     Value (c)
----------                                                                    --------  ------------  ------------
            CABLE TELEVISION-13.88%
$4,000,000  Adelphia Communications Corp., 12.50% Sr Note 5-15-2002 (g).....    B       $  4,113,702  $  4,110,000
4,000,000   Australis Media Ltd., 14.00% Sr Sub Disc Note 5-15-2003 (Zero
              coupon through 5-15-2000, thereafter 14.00%)(and warrants)
              (e)...........................................................    NR         2,509,214     2,280,000
2,500,000   Cablevision Systems Corp., 10.50% Sr Sub Deb 5-15-2016 (g)......    B          2,537,424     2,550,000
2,500,000   Groupe Videotron, 10.625% Sr Note 2-15-2005.....................    BB+        2,625,199     2,775,000
3,000,000   Olympus Communication L.P., 10.625% Sr Note 11-15-2006 (f)
              (g)...........................................................    B          3,000,000     3,105,000
4,000,000   People's Choice T.V. Corp., 13.33% Sr Disc Note 6-1-2004 (Zero
              coupon until 6-1-2000, thereafter 13.125%) (e)................    CCC+       2,537,904     1,679,250
2,500,000   Telewest plc, 9.625% Sr Deb 10-1-2006...........................    BB         2,581,105     2,537,500
5,000,000   United International Holdings, Inc., 14.00% Zero Coupon Sr
              Secured Disc Note Ser B 11-15-1999 (e)........................    B-         3,544,354     3,662,500
  500,000   Wireless One, Inc., 13.00% Sr Note 10-15-2003...................    CCC+         492,628       483,750
2,500,000   Wireless One, Inc., 13.00% Sr Note 10-15-2003 (and warrants)....    B-         2,585,121     2,418,750
3,000,000   Wireless One, Inc., 13.463% Sr Disc Note 8-1-2006 (Zero coupon
              through 8-1-2001, thereafter 13.50%) (and warrants) (e).......    B-         1,659,393     1,470,000
                                                                                        ------------  ------------
                                                                                          28,186,044    27,071,750
                                                                                        ------------  ------------
            CHEMICALS-3.37%
2,000,000   Agricultural Minerals & Chemicals, 10.75% Sr Note 9-30-2003.....    B+         2,103,697     2,190,000
2,000,000   LaRoche Industries, Inc., 13.00% Sr Sub Note 8-15-2004..........    B          2,204,301     2,210,000
2,000,000   Terra Industries, 10.50% Sr Note 6-15-2005......................    B+         2,121,624     2,180,000
                                                                                        ------------  ------------
                                                                                           6,429,622     6,580,000
                                                                                        ------------  ------------
            COMPUTER-HARDWARE-1.38%
2,500,000   Unisys Corp., 11.75% Sr Notes 10-15-04..........................    B+         2,699,527     2,693,750
                                                                                        ------------  ------------
            CONSUMER GOODS-2.08%
1,250,000   Chattem, Inc., 12.75% Sr Sub Note Ser B 6-15-2004...............    B-         1,252,285     1,300,000
2,500,000   Samsonite Corp., 11.125% Sr Sub Note 7-15-2005..................    B-         2,735,305     2,762,500
                                                                                        ------------  ------------
                                                                                           3,987,590     4,062,500
                                                                                        ------------  ------------
            CONTAINERS AND PACKAGING-1.51%
2,885,000   Silgan Holdings Corp., 13.25% Sr Disc Deb 12-15-2002 (g)........    B-         2,906,542     2,942,700
                                                                                        ------------  ------------
            ELECTRONIC-CONTROLS AND EQUIPMENT-0.61%
1,750,000   Electronic Retailing Systems, 13.25% Sr Disc Note 2-1-2004 (Zero
              coupon until 2-1-2001, thereafter 13.25%) (and warrants) (e)
              (f)...........................................................    NR         1,191,153     1,190,000
                                                                                        ------------  ------------
            ENERGY-3.35%
2,500,000   Benton Oil & Gas, 11.625% Sr Note 5-1-2003......................    NR         2,687,139     2,768,750
1,000,000   Costilla Energy, 10.25% Sr Note 10-1-2006 (g)...................    B          1,006,131     1,057,500
2,500,000   Mesa Operating Co., 10.625% Sr Note 7-1-2006....................    B          2,715,225     2,706,250
                                                                                        ------------  ------------
                                                                                           6,408,495     6,532,500
                                                                                        ------------  ------------
            FINANCE COMPANIES-1.02%
1,750,000   Homeside, Inc., 11.25% Sr Secured Second Priority Note
              5-15-2003.....................................................    B+         1,789,928     1,995,000
                                                                                        ------------  ------------
            FOOD-MISCELLANEOUS-1.11%
2,000,000   Envirodyne Industries, Inc., 12.00% First Priority Sr Secured
              Note 6-15-2000................................................    B+         2,044,293     2,160,000
                                                                                        ------------  ------------
            FOREST PRODUCTS-0.53%
1,000,000   Stone Container Corp., 11.00% Sr Sub Note 8-15-1999 (g).........    B          1,022,814     1,028,750
                                                                                        ------------  ------------
            HEALTH CARE SERVICES-3.86%
3,000,000   Abbey Healthcare Group, Inc., 9.50% Sr Sub Note 11-1-2002.......    BB+        3,121,636     3,135,000
4,000,000   Tenet Healthcare Corp., 10.125% Sr Sub Note 3-1-2005............    B+         4,340,333     4,390,000
                                                                                        ------------  ------------
                                                                                           7,461,969     7,525,000
                                                                                        ------------  ------------
            HOTEL AND MOTEL-1.60%
3,000,000   HMH Properties, Inc., 9.50% Sr Note 5-15-2005...................    BB-        3,046,563     3,120,000
                                                                                        ------------  ------------
            HOUSING-3.44%
3,500,000   MDC Holdings, Inc., 11.125% Note 12-15-2003.....................    NR         3,429,611     3,561,250
3,000,000   NVR Inc., 11.00% Sr Note 4-15-2003 (g)..........................    B          3,053,604     3,150,000
                                                                                        ------------  ------------
                                                                                           6,483,215     6,711,250
                                                                                        ------------  ------------

--------------------------------------------------------------------------------

                                                                              Standard
Principal                                                                     & Poor's                   Market
  Amount                                                                       Rating     Cost (b)     Value (c)
----------                                                                    --------  ------------  ------------
            INDUSTRIAL-1.73%
$1,500,000  Amtrol Acquisition, Inc., 10.625% Sr Note 12-31-2006 (f)........    B-      $  1,537,494  $  1,541,250
1,750,000   Spinnaker Industries, Inc., 10.75% Sr Secured Note 10-15-2006
              (f)...........................................................    B          1,750,000     1,824,375
                                                                                        ------------  ------------
                                                                                           3,287,494     3,365,625
                                                                                        ------------  ------------
            LEISURE TIME-AMUSEMENTS-8.89%
5,020,000   Mohegan Tribal Gaming, 13.50% Sr Note 11-15-2002................    NR         6,210,719     6,613,850
1,000,000   Showboat, Inc., 13.00% Sr Sub Note 8-1-2009.....................    B          1,082,500     1,140,000
1,500,000   Stuart Entertainment, 12.50% Sr Sub Note 11-15-2004 (f) (g).....    B-         1,501,853     1,535,625
5,000,000   Trump Atlantic City Associates, 11.25% First Mtg Bond 5-1-2006
              (g)...........................................................    BB-        4,790,747     4,800,000
3,500,000   Trump Castle Funding, Inc., 11.75% First Mtg Bond 11-15-2003
              (g)...........................................................    Caa*       3,253,781     3,255,000
                                                                                        ------------  ------------
                                                                                          16,839,600    17,344,475
                                                                                        ------------  ------------
            MACHINERY-SPECIALTY-0.94%
1,750,000   Goss Graphic Systems, Inc., 12.00% Sr Sub Note 10-15-2006 (g)...    B          1,750,000     1,833,125
                                                                                        ------------  ------------
            MEDIA-0.48%
1,000,000   Adelphia Communications Corp., 9.875% Note 3-1-2005.............    B            956,065       945,000
                                                                                        ------------  ------------
            OIL-CRUDE PETROLEUM AND GAS-1.36%
2,500,000   Flores & Rucks, 9.75% Sr Sub Note 10-1-2006.....................    B-         2,555,271     2,646,875
                                                                                        ------------  ------------
            PUBLISHING-0.18%
2,500,000   Marvel (Parent) Holdings, Inc., 12.69% Sr Secured Zero Coupon
              Disc Note 4-15-1998 (e) (g)...................................    C          2,146,348       350,000
                                                                                        ------------  ------------
            RETAIL-GROCERY-0.00%
  350,000   Pay 'N' Pak Stores, Inc., 13.50% Sr Sub Deb 6-1-1998 (a)........    NR           350,000         1,750
                                                                                        ------------  ------------
            RETAIL-HOUSEHOLD FURNITURE-0.69%
2,000,000   Levitz Furniture, 9.625% Sr Sub Note 7-15-2003..................    CCC        1,340,844     1,350,000
                                                                                        ------------  ------------
            RETAIL-MISCELLANEOUS-0.02%
1,000,000   Color Tile, Inc., 10.75% Sr Note 12-15-2001 (a).................    NR           590,000        35,000
                                                                                        ------------  ------------
            STEEL AND IRON-5.73%
4,000,000   AK Steel Corp., 10.75% Sr Note 4-1-2004.........................    BB-        4,344,151     4,345,000
1,750,000   Algoma Steel, Inc., 12.375% First Mtg Note 7-15-2005 (g)........    B          1,801,541     1,929,375
1,750,000   Bar Technologies, Inc., 13.50% Sr Secured Note 4-1-2001.........    B-         1,725,529     1,820,000
3,000,000   Weirton Steel Corp., 11.375% Sr Note 7-1-2004 (g)...............    B2*        3,048,448     3,090,000
                                                                                        ------------  ------------
                                                                                          10,919,669    11,184,375
                                                                                        ------------  ------------
            TECHNOLOGY-1.07%
2,000,000   Computervision Corp., 11.375% Sr Sub Note 8-15-1999.............    B-         1,724,687     2,080,000
                                                                                        ------------  ------------
            TELECOMMUNICATIONS-20.64%
5,000,000   American Communications Services, Inc., 13.00% Sr Disc Note
              11-1-2005 (Zero coupon until 11-1-2000, thereafter 13.00%) (e)
              (g)...........................................................    NR         2,958,137     3,100,000
2,500,000   Call-Net Enterprises, Inc., 10.74% Sr Disc Note 12-1-2004 (Zero
              coupon until 12-1-1999, thereafter 13.25%) (e)................    B+         2,006,906     2,078,125
2,500,000   Cellular Communications, Inc., 11.96% Zero Coupon Note 8-15-2000
              (e)...........................................................    CCC+       1,688,548     1,737,500
1,000,000   Clearnet Communications, Inc., 14.75% Sr Disc Note 12-15-2005
              (Zero coupon until 12-15-2000, 14.75% thereafter) (e).........    B3*          625,408       645,000
3,000,000   Echostar Communications, Inc., 11.30% Sr Disc Note 6-1-2004
              (Zero coupon until 6-1-1999) (e) (g)..........................    B-         2,456,743     2,422,500
2,000,000   Echostar Satellite Broadcast, 11.069% Sr Disc Note 3-15-2004
              (Zero coupon through 3-15-2000, thereafter 13.125%) (e).......    B-         1,522,321     1,410,000
1,500,000   ESAT Holdings Ltd., 12.50% Sr Deferred Coupon Note 2-1-2007
              (Zero coupon through 2-1-2002, thereafter 12.50%) (e) (f).....    B+           818,856       847,500
2,000,000   Fonorola, Inc., 12.50% Sr Secured Note 8-15-2002................    B+         2,052,327     2,175,000
3,000,000   Hyperion Communications, Inc., 13.00% Sr Disc Note 4-15-2003
              (Zero coupon until 4-15-2001, thereafter 13.00%) (e)..........    NR         1,758,372     1,740,000
3,000,000   ICG Communications, Inc., 11.461% Sr Disc Note 9-15-2005 (Zero
              Coupon until 9-15-2000, thereafter 13.50%) (e)................    NR         2,156,572     2,160,000
4,000,000   Intercel, Inc., 10.935% Sr Disc Note 2-1-2006 (Zero coupon until
              2-1-2001, thereafter 12.00%) (e)..............................    B-         2,630,511     2,640,000
2,500,000   IXC Communications, Inc., 12.50% Sr Note 10-1-2005..............    B3*        2,649,322     2,787,500
1,500,000   Microcell Telecommunications, Inc., 14.00% Disc Note 6-1-2006
              (Zero coupon until 12-1-2001, thereafter 14.00%) (e)..........    NR           783,359       840,000

FORTIS BOND FUNDS
HIGH YIELD PORTFOLIO (CONTINUED)
Schedule of Investments
January 31, 1997 (Unaudited)

CORPORATE BONDS-NON-INVESTMENT GRADE-CONTINUED
--------------------------------------------------------------------------------

                                                                              Standard
Principal                                                                     & Poor's                   Market
  Amount                                                                       Rating     Cost (b)     Value (c)
----------                                                                    --------  ------------  ------------
$4,000,000  Millicom International Cellular, 11.772% Sr Disc Note 6-1-2006
              (Zero coupon until 6-1-2001, thereafter 13.50%) (e)...........    B-      $  2,593,857  $  2,630,000
2,500,000   Omnipoint Corp., 11.625% Sr Note 8-15-2006......................    NR         2,624,793     2,600,000
4,000,000   Paging Network, Inc., 10.125% Sr Sub Note 8-1-2007..............    B          4,095,999     3,960,000
4,000,000   Shared Technologies Fairchild, 10.969% Sr Sub Note 3-1-2006
              (Zero coupon until 3-1-2001, thereafter 12.25%) (e)...........    B-         3,400,464     3,370,000
3,000,000   Western Wireless, 10.50% Sr Sub Note 2-1-2007...................    B-         3,000,000     3,105,000
                                                                                        ------------  ------------
                                                                                          39,822,495    40,248,125
                                                                                        ------------  ------------
            TEXTILE MANUFACTURING-0.81%
1,500,000   Pillowtex Corp., 10.00% Sr Sub Note 11-15-2006 (f)..............    B+         1,575,000     1,571,250
                                                                                        ------------  ------------
            TOBACCO-1.24%
2,350,000   Core-Mark Int'l, 11.375% Sr Sub Note 9-15-2003 (f)..............    B          2,390,125     2,408,750
                                                                                        ------------  ------------
            WASTE DISPOSAL-1.22%
2,125,000   Norcal Waste Systems, Inc., 13.00% Increasing Rate Sr Note
              11-15-2005 (e)................................................    BB-        2,094,850     2,380,000
                                                                                        ------------  ------------
            TOTAL CORPORATE BONDS - NON-INVESTMENT GRADE....................             185,765,880   185,795,675
                                                                                        ------------  ------------
            TOTAL LONG-TERM INVESTMENTS.....................................            $186,596,379  $186,625,957
                                                                                        ------------  ------------
                                                                                        ------------  ------------

SHORT-TERM INVESTMENTS-2.31%

--------------------------------------------------------------------------------
    Principal                                                       Market
     Amount                                                        Value (c)
   -----------                                                   -------------
                 BANKS-2.31%
   $4,500,000    First Trust Money Market Variable Rate Time
                   Deposit, Current rate -- 5.19%.............   $   4,500,000
                                                                 -------------
                 TOTAL INVESTMENTS IN SECURITIES (COST:
                   $191,096,379) (B)..........................   $ 191,125,957
                                                                 -------------
                                                                 -------------

  * Moody's Rating
 (a) Presently non income producing. For corporate debt securities, items identified are in default as to payment of interest and/or principal.
 (b) At January 31, 1997 the cost of securities for federal income tax purposes was $191,119,363 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

          Unrealized appreciation...........................  $ 5,091,671
          Unrealized depreciation...........................   (5,085,077)
          ---------------------------------------------------------------
          Net unrealized appreciation.......................  $     6,594
          ---------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 9.32% of net assets as of January 31, 1997.
 (e) The interest rate disclosed for these securities represents the effective yields on the date of acquisition.
 (f) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". These investments have been identified by portfolio management as illiquid securities:

Date Acquired       Shares/Par   Security                                                                        Cost Basis
------------------  -----------  ------------------------------------------------------------------------------  ----------
November 10, 1995        4,500   American Communications Services, Inc. (Warrants)                               $  205,650
November 7, 1996       750,000   Amtrol Acquisition, Inc. due 2006                                                  768,747
January 28, 1997       750,000   Amtrol Acquisition, Inc. due 2006                                                  768,747
June 10, 1994            1,300   Chattem, Inc. (Warrants)                                                            13,306
April 25, 1995             500   Chattem, Inc. (Warrants)                                                             5,118
October 31, 1996     2,350,000   Core-Mark Int'l, due 2003                                                        2,390,125
November 3, 1992        11,600   Drypers Corp. (Warrants)                                                            34,800
April 29, 1993           5,800   Drypers Corp. (Warrants)                                                            17,400
January 21, 1997     1,750,000   Electronic Retailing Systems, due 2004                                           1,191,153
January 20, 1997     1,500,000   ESAT Holdings Ltd., due 2007                                                       818,856
October 7, 1994          1,250   Hosiery Corp. of America, Class A                                                   21,150
April 11, 1996           3,000   Hyperion Telecom (Warrants)                                                         11,986
June 13, 1996           12,000   Microcell Telecommunications, Inc. (Warrants)                                        6,188
January 27, 1997       250,000   Multicanal SA, due 2007                                                            249,385
November 7, 1996     3,000,000   Olympus Communication L.P., due 2006                                             3,000,000
May 20, 1996             4,000   People's Choice T.V. Corp. (Warrants)                                               29,226
January 29, 1997     1,500,000   Pillowtex Corp., due 2006                                                        1,575,000
October 18, 1996     1,750,000   Spinnaker Industries, Inc. due 2006                                              1,750,000
November 7, 1996     1,000,000   Stuart Entertainment, due 2004                                                   1,000,000
December 3, 1996       500,000   Stuart Entertainment, due 2004                                                     501,853

    The value of these securities at January 31, 1997 is $14,844,250 which represent 7.61% of net assets.
 (g) Security is fully or partially on loan at January 31, 1997. See Note 1 of accompanying Notes to Financial Statements.

FORTIS BOND FUNDS

Statements of Assets and Liabilities

(Unaudited)

January 31, 1997

--------------------------------------------------------------------------------
                                          US GOVERNMENT
                                            SECURITIES       HIGH YIELD
                                               FUND          PORTFOLIO
                                          --------------   --------------
ASSETS:
  Investments in securities, as detailed
    in the accompanying schedules, at
    market (cost $426,461,423; and
    $191,096,379; respectively) (Note
    1)..................................  $  429,561,974   $  191,125,957
  Collateral for securities lending
    transactions (Note 1)...............     182,687,998       26,841,169
  Receivables:
    Investment securities sold..........       6,853,590        2,498,345
    Interest and dividends..............       4,758,387        4,187,841
    Subscriptions of capital stock......              --          415,151
  Deferred registration costs (Note
    1)..................................          60,525           95,122
  Prepaid expenses......................          21,760           13,691
                                          --------------   --------------
TOTAL ASSETS............................     623,944,234      225,177,276
                                          --------------   --------------
LIABILITIES:
  Bank overdraft........................              --              421
  Cash portion of dividends payable.....         662,913          676,092
  Payable upon return of securities
    loaned (Note 1).....................     182,687,998       26,841,169
  Payable for investment securities
    purchased...........................       7,337,096        2,377,510
  Redemptions of capital stock..........          28,052               --
  Payable for investment advisory and
    management fees (Note 2)............         261,858          117,900
  Payable for distribution fees (Note
    2)..................................           1,729            6,360
  Accounts payable and accrued
    expenses............................          95,745          127,737
                                          --------------   --------------
TOTAL LIABILITIES.......................     191,075,391       30,147,189
                                          --------------   --------------
NET ASSETS:
  Net proceeds of capital stock, par
    value $.01 per share-authorized
    10,000,000,000 shares...............     503,245,851      206,939,305
  Unrealized appreciation of
    investments.........................       3,100,551           29,578
  Undistributed net investment income...         418,165          284,752
  Accumulated net realized loss from
    sale of investments.................     (73,895,724)     (12,223,548)
                                          --------------   --------------
TOTAL NET ASSETS........................  $  432,868,843   $  195,030,087
                                          --------------   --------------
SHARES OUTSTANDING AND NET ASSET VALUE
  PER SHARE:
Class A shares (based on net assets of
  $66,475,329; and $120,002,973;
  respectively and 7,387,677; and
  15,548,166 shares outstanding;
  respectively).........................           $9.00            $7.72
                                          --------------   --------------
Class B shares (based on net assets of
  $2,725,517; and $16,496,917;
  respectively and 303,708; and
  2,137,901 shares outstanding;
  respectively).........................           $8.97            $7.72
                                          --------------   --------------
Class C shares (based on net assets of
  $1,691,518; and $4,306,595;
  respectively and 188,608; and 558,915
  shares outstanding; respectively).....           $8.97            $7.71
                                          --------------   --------------
Class E shares (based on net assets of
  $351,266,685; and $0; respectively and
  39,038,504; and 0 shares outstanding;
  respectively).........................           $9.00             $ --
                                          --------------   --------------
Class H shares (based on net assets of
  $10,709,794; and $54,223,602;
  respectively and 1,192,571; and
  7,030,107 shares outstanding;
  respectively).........................           $8.98            $7.71
                                          --------------   --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS BOND FUNDS

Statements of Operations

(Unaudited)

For the Six-Month Period Ended January 31, 1997

--------------------------------------------------------------------------------
                                          US GOVERNMENT
                                           SECURITIES      HIGH YIELD
                                              FUND          PORTFOLIO
                                          -------------   -------------
NET INVESTMENT INCOME:
  Income:
    Interest income.....................  $ 15,669,873    $  9,779,509
    Fee income (Note 1).................        89,407           8,843
                                          -------------   -------------
  Total income..........................    15,759,280       9,788,352
                                          -------------   -------------
  Expenses:
    Investment advisory and management
     fees (Note 2)......................     1,620,420         654,805
    Distribution fees (Class A) (Note
     2).................................        86,337         201,770
    Distribution fees (Class B) (Note
     2).................................        12,576          71,534
    Distribution fees (Class C) (Note
     2).................................         7,282          19,885
    Distribution fees (Class H) (Note
     2).................................        52,879         231,592
    Registration fees...................        50,411          18,647
    Shareholders' notices and reports...        41,275          58,629
    Legal and auditing fees (Note 2)....        46,226          12,823
    Custodian fees......................        39,825          33,145
    Directors' fees and expenses........        22,534           4,810
    Other...............................        24,702           9,927
                                          -------------   -------------
  Total expenses........................     2,004,467       1,317,567
                                          -------------   -------------
NET INVESTMENT INCOME...................    13,754,813       8,470,785
                                          -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (NOTE 1):
  Net realized gain (loss) from security
    transactions........................    (2,280,097)      4,334,547
  Net change in unrealized appreciation
    (depreciation) of investments.......     9,297,012         (44,243)
                                          -------------   -------------
NET GAIN ON INVESTMENTS.................     7,016,915       4,290,304
                                          -------------   -------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS.........................  $ 20,771,728    $ 12,761,089
                                          -------------   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS BOND FUNDS

Statements of Changes in Net Assets

U.S. GOVERNMENT SECURITIES FUND

--------------------------------------------------------------------------------
                                             FOR THE
                                            SIX-MONTH
                                           PERIOD ENDED
                                           JANUARY 31,         FOR THE
                                               1997           YEAR ENDED
                                           (UNAUDITED)      JULY 31, 1996
                                          --------------   ----------------
OPERATIONS:
  Net investment income.................  $   13,754,813   $     31,593,991
  Net realized gain (loss) from security
    transacations.......................      (2,280,097)         2,510,562
  Net change in unrealized appreciation
    (depreciation) of investments in
    securities..........................       9,297,012        (11,044,725)
                                          --------------   ----------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS.........................      20,771,728         23,059,828
                                          --------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.............................      (1,985,042)        (2,116,221)
    Class B.............................         (64,604)           (82,612)
    Class C.............................         (37,391)           (37,715)
    Class E.............................     (11,167,325)       (28,702,692)
    Class H.............................        (270,608)          (448,743)
  Excess distributions of net realized
    gains
    Class A.............................         (97,534)           (32,271)
    Class B.............................          (3,174)            (1,260)
    Class C.............................          (1,837)              (576)
    Class E.............................        (548,702)          (437,700)
    Class H.............................         (13,297)            (6,841)
                                          --------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.....     (14,189,514)       (31,866,631)
                                          --------------   ----------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (735,306 and 1,964,078
     shares)............................       6,578,208         17,801,708
    Class B (77,399 and 210,461
     shares)............................         694,444          1,912,091
    Class C (88,100 and 106,062
     shares)............................         781,868            955,478
    Class E (820,012 and 2,660,444
     shares)............................       7,367,285         24,188,981
    Class H (189,105 and 833,214
     shares)............................       1,694,846          7,542,489
  Proceeds from shares issued as a
    result of reinvested dividends
    Class A (163,687 and 167,122
     shares)............................       1,471,636          1,497,610
    Class B (6,392 and 7,469 shares)....          57,357             67,217
    Class C (3,655 and 3,078 shares)....          32,813             27,707
    Class E (909,249 and 2,168,387
     shares)............................       8,173,694         19,681,299
    Class H (21,760 and 35,275
     shares)............................         195,366            319,043
  Less cost of repurchase of shares
    Class A (1,140,925 and 1,248,050
     shares)............................     (10,249,517)       (11,152,321)
    Class B (41,413 and 30,332
     shares)............................        (372,744)          (271,568)
    Class C (22,608 and 31,951
     shares)............................        (201,719)          (289,065)
    Class E (6,411,440 and 13,258,065
     shares)............................     (57,702,358)      (120,107,341)
    Class H (160,502 and 314,193
     shares)............................      (1,439,442)        (2,833,320)
  Issuance of shares in connection with
    fund merger (Note 4)
    Class A (6,202,362 shares)..........              --         56,802,533
    Class B (20,202 shares).............              --            186,146
    Class C (6,078 shares)..............              --             55,394
    Class H (53,236 shares).............              --            490,824
                                          --------------   ----------------
NET DECREASE IN NET ASSETS FROM SHARE
TRANSACTIONS............................     (42,918,263)        (3,125,095)
                                          --------------   ----------------
TOTAL DECREASE IN NET ASSETS............     (36,336,049)       (11,931,898)
NET ASSETS:
  Beginning of period...................     469,204,892        481,136,790
                                          --------------   ----------------
  End of period (includes undistributed
    net investment income of $418,165
    and $188,322, respectively).........  $  432,868,843   $    469,204,892
                                          --------------   ----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS BOND FUNDS

Statements of Changes in Net Assets

HIGH YIELD PORTFOLIO

--------------------------------------------------------------------------------
                                             FOR THE
                                            SIX-MONTH         FOR THE
                                           PERIOD ENDED      NINE-MONTH
                                           JANUARY 31,      PERIOD ENDED
                                               1997        JULY 31, 1996
                                           (UNAUDITED)        (NOTE 3)
                                          --------------   --------------
OPERATIONS:
  Net investment income.................  $    8,470,785   $   11,429,502
  Net realized gain (loss) from security
    transacations.......................       4,334,547         (739,362)
  Net change in unrealized depreciation
    of investments in securities........         (44,243)        (353,588)
                                          --------------   --------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS.........................      12,761,089       10,336,552
                                          --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.............................      (5,666,676)      (7,994,179)
    Class B.............................        (658,500)        (704,230)
    Class C.............................        (184,409)        (193,776)
    Class H.............................      (2,132,824)      (2,179,529)
  Excess distributions of net realized
    gains
    Class A.............................        (321,022)        (329,567)
    Class B.............................         (37,305)         (29,033)
    Class C.............................         (10,447)          (7,989)
    Class H.............................        (120,826)         (89,853)
                                          --------------   --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.....      (9,132,009)     (11,528,156)
                                          --------------   --------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (2,447,465 and 2,575,765
     shares)............................      18,754,037       19,742,519
    Class B (619,940 and 758,895
     shares)............................       4,748,948        5,820,848
    Class C (210,259 and 245,695
     shares)............................       1,604,143        1,880,964
    Class H (2,434,698 and 2,624,489
     shares)............................      18,643,338       20,121,276
  Proceeds from shares issued as a
    result of reinvested dividends
    Class A (482,292 and 680,383
     shares)............................       3,702,384        5,216,993
    Class B (44,796 and 45,688
     shares)............................         343,976          350,128
    Class C (15,393 and 15,147
     shares)............................         118,014          115,856
    Class H (144,271 and 144,327
     shares)............................       1,106,919        1,105,206
  Less cost of repurchase of shares
    Class A (1,852,893 and 3,674,251
     shares)............................     (14,195,117)     (28,172,079)
    Class B (123,736 and 197,976
     shares)............................        (947,207)      (1,514,841)
    Class C (114,478 and 100,249
     shares)............................        (873,488)        (764,968)
    Class H (729,530 and 727,568
     shares)............................      (5,584,365)      (5,569,818)
                                          --------------   --------------
NET INCREASE IN NET ASSETS FROM SHARE
TRANSACTIONS............................      27,421,582       18,332,084
                                          --------------   --------------
TOTAL INCREASE IN NET ASSETS............      31,050,662       17,140,480
NET ASSETS:
  Beginning of period...................     163,979,425      146,838,945
                                          --------------   --------------
  End of period (includes undistributed
    net investment income of $284,752
    and $456,376, respectively).........  $  195,030,087   $  163,979,425
                                          --------------   --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS BOND FUNDS

Notes to Financial Statements

(Unaudited)

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: U.S. Government Securities Fund ("U.S. Government"), is a diversified series of Fortis Income Portfolios, Inc. ("Fortis Income"), an open-end management investment company. The investment objective of the fund is to maximize total return (from current income and capital appreciation), while providing shareholders with a high level of current income consistent with prudent investment risk. Fortis High Yield Portfolio ("High Yield") is an investment portfolio in Fortis Advantage Portfolios, Inc. ("Fortis Advantage") which is a diversified, open-end management investment company. The investment objective of High Yield is to maximize total return with a focus on high current income by investing primarily in a diversified portfolio of high yielding, fixed-income securities which, in the opinion of Fortis Advisers Inc. (Adviser) do not subject the portfolio to unreasonable investment risk. The Articles of Incorporation of Fortis Income and Fortis Advantage permit the Board of Directors to create additional portfolios in the future.

   The fund offers Class A, Class B, Class C, Class E (for U.S. Government only) and Class H shares. Class E shares are only available to existing shareholders on November 14, 1994. Class A and E shares are sold with a front-end sales charge. Class B and H shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge for six years, and such shares automatically convert to Class A after eight years. Class C shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge for one year. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between classes. Income, expenses (other than expenses incurred under each class's distribution agreement) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

   SECURITY VALUATION: Investments in securities traded on U.S. or foreign securities exchange or on the NASDAQ National Market System are valued at the last reported sales price. Securities for which over-the-counter market quotations are readily available are valued on the basis of the last current bid price. An outside pricing service may be utilized to provide such valuations. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations using methods which include consideration of yields or prices of bonds of comparable quality, type of issue, coupon, maturity and rating indications as to value from dealers, and general market conditions. Securities for which quotations are not readily available are valued at fair value determined in good faith by management under supervision of the Board of Directors. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

   SECURITIES PURCHASED ON A WHEN-ISSUED BASIS: Delivery and payment for securities that have been purchased by the funds on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuation and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. As of January 31, 1997 none of the portfolios had outstanding when-issued or forward commitments.

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method. For financial reporting purposes, U.S. Government amortizes original issue discount. For financial reporting purposes the High Yield Portfolio amortizes bond premium, market discount and original issue discount.

   For the six-month period ended January 31, 1997, the cost of purchases and proceeds from sales of securities (other than short-term securities) for U.S. Government were $404,971,328 and $450,378,283, respectively, and for High Yield were $281,279,105 and $253,885,720 respectively.

   LENDING OF PORTFOLIO SECURITIES: At January 31, 1997, securities valued at $176,367,021 and $26,343,350 were on loan to brokers from U.S. Government and High Yield. For collateral, the Fund's custodian received $182,687,998 and $26,841,169 in cash which is maintained in a separate account and invested by the custodian in short term investment vehicles. Fee income from securities lending amounted to $89,407 for U.S. Government and $8,843 for High Yield for the six-month period ended January 31, 1997. The risks to the funds in security lending transactions are that the borrower may not provide additional collateral when required or return the securities when due and that the proceeds from the sale of investments made with cash collateral received will be less than amounts required to be returned to the borrowers.

   DEFERRED COSTS: Registration costs are deferred and charged to income over the registration period.

   FEDERAL TAXES: The funds intend to qualify, under the Internal Revenue Code, as regulated investment companies and if so qualified, will not have to pay federal income taxes to the extent their taxable net income is distributed. On a calendar year basis, the funds intend to distribute substantially all of its net investment income and realized gains, if any, to avoid the payment of federal excise taxes.

   Net investment income and net realized gains differ for financial statement and tax purposes primarily because of the recognition of market discount as ordinary income and the deferral of "wash sale" losses for tax purposes. The character of distributions made during the year from net investment income or net realized gains may, therefore, differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund. The effect on dividend distributions of certain current year permanent book-to-tax differences is reflected as excess distributions of net realized gains in the statements of changes in net assets.

   For federal income tax purposes U.S. Government had a capital loss carryover of $70,183,389 and High Yield had $15,880,263 at July 31, 1996, which, if not offset by subsequent capital gains, will expire in 1997 through 2004. The capital loss carryover of U.S. Government includes $12,679,000 in connection with the Government Total Return Portfolio merger (Note 4), of which the ability to utilize is limited to approximately $3,054,000 per year. It is unlikely the Board of Directors will authorize a distribution of any net realized gains until the available capital loss carryover has been offset or expired.

   INCOME AND CAPITAL GAINS DISTRIBUTIONS: Distributions from net investment income are declared daily and paid monthly. The funds will generally make annual distributions of any realized capital gains as

FORTIS BOND FUNDS

(Unaudited)

--------------------------------------------------------------------------------
   required by law. These income and capital gains distributions may be reinvested in additional shares of the fund at net asset value without any charge to the shareholder or payable in cash.

   ILLIQUID SECURITIES: At January 31, 1997, investments in securities for the High Yield Portfolio included issues that are illiquid. The fund currently limits investments in illiquid securities to 15% of net assets, at market value, at the date of purchase. The aggregate value of such securities at January 31, 1997, was $14,844,250 which represents 7.61% of net assets. Pursuant to guidelines adopted by the Board of Directors, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above.

   USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. PAYMENTS TO RELATED PARTIES: Fortis Advisers, Inc., is the investment adviser for the fund. Investment advisory and management fees are computed at an annual rate of .8% of the first $50 million of average daily net assets and .7% of net assets in excess of $50 million for both U.S. Government and High Yield. In addition to the investment advisory and management fee, Classes A, B, C and H pay Fortis Investors, Inc., (the principal underwriter) distribution fees equal to .25% U.S. Government (Class A), .35% High Yield (Class A) and 1.00% U.S. Government and High Yield (Class B, C and H) of average daily net assets (of the respective classes) on an annual basis, to be used to compensate those who sell shares of the fund and to pay certain other expenses of selling fund shares. Fortis Investors, Inc., also received sales charges for U.S. Government (paid by purchasers or redeemers of the fund's shares) aggregating $81,741 for Class A, $5,582 for Class B, $355 for Class C, $20,026 for Class H, and $73,333 for Class E and for High Yield aggregating $300,970 for Class A, $14,937 for Class B, $2,858 for Class C, and $107,757 for Class H, for the six-month period ended January 31, 1997.

   Legal fees and expenses aggregating $29,742 for U.S. Government and $1,511 for High Yield for the six-month period ended January 31, 1997, were paid to a law firm of which the secretary of the fund is a partner.

3. CHANGE IN ACCOUNTING PERIOD: Effective July 31, 1996, Fortis High Yield Portfolio changed its Fiscal accounting and tax year-end to July 31 (previously October 31).

4. FUND MERGER: Effective with the close of business on March 1, 1996, the Fortis Advantage Portfolios, Inc. -- Government Total Return Portfolio ("Government Total Return") was merged into U.S. Government. The merger was approved by the shareholders of Government Total Return on February 9, 1996. U.S. Government is the surviving entity for financial reporting and income tax purposes. The merger was accomplished by a tax-free exchange as detailed below:

            Net Assets of
              Government
             Total Return   Government Total
             on March 1,      Return Shares    U.S. Government
                 1996           Exchanged       Shares Issued
---------------------------------------------------------------
Class A      $ 56,802,533       6,993,916          6,202,362
Class B           186,146          22,874             20,202
Class C            55,394           6,857              6,078
Class H           490,824          60,285             53,236

   Government Total Return's net assets at March 1, 1996 included unrealized appreciation of $980,635, accumulated net realized losses of ($13,675,129) and capital stock of $70,229,391.

   The net assets of U.S. Government's classes immediately before the merger were as follows:

U.S. Government    Net Assets
-------------------------------
    Class A       $  14,603,701
    Class B           1,560,356
    Class C             697,595
    Class E         437,242,318
    Class H           8,357,112

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS Selected per share historical data for each of the Portfolios was as follows:

                                                                            Class E
                                           --------------------------------------------------------------------------
                                                                                                     Year Ended
                                                          Year Ended July 31                        December 31
                                           ------------------------------------------------    ----------------------
U.S. GOVERNMENT SECURITIES FUND             1997***       1996         1995        1994**        1993         1992
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $    8.87    $    9.02    $    9.03    $    9.87    $    9.86    $   10.16
                                           ---------    ---------    ---------    ---------    ---------    ---------
Operations:
  Investment income - net...............         .29          .60          .67          .42          .75          .84
  Net realized and unrealized gain
    (loss) on investments...............         .13         (.15)        (.01)        (.84)         .05         (.30)
                                           ---------    ---------    ---------    ---------    ---------    ---------
Total from operations...................         .42          .45          .66         (.42)         .80          .54
                                           ---------    ---------    ---------    ---------    ---------    ---------
Distributions to shareholders:
  From investment income - net..........        (.28)        (.60)        (.67)        (.42)        (.75)        (.84)
  From net realized gains...............          --           --           --           --         (.04)          --
  Excess distributions of net realized
    gains...............................        (.01)          --           --           --           --           --
                                           ---------    ---------    ---------    ---------    ---------    ---------
Total distributions to shareholders.....        (.29)        (.60)        (.67)        (.42)        (.79)        (.84)
                                           ---------    ---------    ---------    ---------    ---------    ---------
Net asset value, end of period..........   $    9.00    $    8.87    $    9.02    $    9.03    $    9.87    $    9.86
                                           ---------    ---------    ---------    ---------    ---------    ---------
Total return @..........................        4.74%        5.08%        7.71%       (4.29%)       8.31%        5.60%
Net assets end of period (000s
  omitted)..............................   $ 351,267    $ 388,006    $ 470,597    $ 555,275    $ 641,977    $ 587,996
Ratio of expenses to average daily net
  assets................................         .81%*        .81%         .77%         .77%*        .76%         .72%
Ratio of net investment income to
  average daily net assets..............        6.09%*       6.59%        7.51%        7.72%*       7.43%        8.48%
Portfolio turnover rate.................          95%          75%          76%          85%         157%         128%

@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
*    Annualized.
**   For the seven-month period ended July 31,1994.
***  For the six-month period ended January 31, 1997.
+    For the period November 14, 1994 (commencement of operations) to July
     31, 1995.

                                                       Class A                           Class B
                                           -------------------------------    -----------------------------
                                                                  Year Ended July 31
                                           ----------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND            1997***       1996       1995+     1997***     1996       1995+
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  8.87     $   9.02    $  8.63    $ 8.86     $  9.02    $  8.63
                                           --------    --------    -------    -------    -------    -------
Operations:
  Investment income - net...............       .27          .58        .46       .22         .51        .41
  Net realized and unrealized gain
    (loss) on investments...............       .13         (.15)       .39       .13        (.15)       .39
                                           --------    --------    -------    -------    -------    -------
Total from operations...................       .40          .43        .85       .35         .36        .80
                                           --------    --------    -------    -------    -------    -------
Distributions to shareholders:
  From investment income - net..........      (.26)        (.58)      (.46)     (.23)       (.52)      (.41)
  Excess distributions of net realized
    gains...............................      (.01)          --         --      (.01)         --         --
                                           --------    --------    -------    -------    -------    -------
Total distributions to shareholders.....      (.27)        (.58)      (.46)     (.24)       (.52)      (.41)
                                           --------    --------    -------    -------    -------    -------
Net asset value, end of period..........   $  9.00     $   8.87    $  9.02    $ 8.97     $  8.86    $  9.02
                                           --------    --------    -------    -------    -------    -------
Total return @..........................      4.60%        4.78%     10.07%     4.02%       4.00%      9.74%
Net assets end of period (000s
  omitted)..............................   $66,475     $ 67,707    $ 4,909    $2,726     $ 2,314    $   483
Ratio of expenses to average daily net
  assets................................      1.06%*       1.06%      1.02%*    1.81%*      1.81%      1.77%*
Ratio of net investment income to
  average daily net assets..............      5.84%*       6.34%      7.00%*    5.09%*      5.45%      6.24%*
Portfolio turnover rate.................        95%          75%        76%       95%         75%        76%


                                                  Class C                        Class H
                                          -----------------------    -------------------------------

U.S. GOVERNMENT SECURITIES FUND           1997***  1996    1995+     1997***       1996       1995+
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....  $8.85 $  9.01   $  8.63    $  8.86     $   9.02    $  8.63
                                          --   -------    -------    --------    --------    -------
Operations:
  Investment income - net...............  .23      .51        .41        .23          .51        .41
  Net realized and unrealized gain
    (loss) on investments...............  .13     (.15)       .38        .13         (.15)       .39
                                          --   -------    -------    --------    --------    -------
Total from operations...................  .36     (.36)       .79        .36          .36        .80
                                          --   -------    -------    --------    --------    -------
Distributions to shareholders:
  From investment income - net..........  (.23)    (.52)     (.41)      (.23)        (.52)      (.41)
  Excess distributions of net realized
    gains...............................  (.01)      --        --       (.01)          --         --
                                          --   -------    -------    --------    --------    -------
Total distributions to shareholders.....  (.24)    (.52)     (.41)      (.24)        (.52)      (.41)
                                          --   -------    -------    --------    --------    -------
Net asset value, end of period..........  $8.97 $  8.85   $  9.01    $  8.98     $   8.86    $  9.02
                                          --   -------    -------    --------    --------    -------
Total return @..........................  4.15%    4.00%     9.35%      4.14%        4.00%      9.47%
Net assets end of period (000s
  omitted)..............................  $1,692 $ 1,057  $   326    $10,710     $ 10,120    $ 4,823
Ratio of expenses to average daily net
  assets................................  1.81%*    1.81%    1.77%*     1.81%*       1.81%      1.77%*
Ratio of net investment income to
  average daily net assets..............  5.07%*    5.59%    6.24%*     5.09%*       5.52%      6.24%*
Portfolio turnover rate.................  95%       75%        76%        95%          75%        76%

@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
*    Annualized.
**   For the seven-month period ended July 31,1994.
***  For the six-month period ended January 31, 1997.
+    For the period November 14, 1994 (commencement of operations) to July
     31, 1995.

FORTIS BOND FUNDS

(Unaudited)

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (continued):
                                                               Class A
                                       -------------------------------------------------------
                                       Year Ended July 31        Year Ended October 31,
                                       ------------------  -----------------------------------
HIGH YIELD PORTFOLIO                   1997***    1996**     1995     1994     1993     1992
----------------------------------------------------------------------------------------------
Net asset value, beginning of
  period.............................  $   7.56  $   7.61  $   7.90  $  8.65  $  8.00  $  7.82
                                       --------  --------  --------  -------  -------  -------
Operations:
  Investment income - net............       .37       .56       .86      .86      .87      .85
  Net realized and unrealized gain
    (loss) on investments............       .19      (.04)     (.25)    (.72)     .68      .22
                                       --------  --------  --------  -------  -------  -------
Total from operations................       .56       .52       .61      .14     1.55     1.07
                                       --------  --------  --------  -------  -------  -------
Distributions to shareholders:
  From investment income - net.......      (.38)     (.55)     (.87)    (.89)    (.89)    (.85)
  Excess distributions of net
    realized gains...................      (.02)     (.02)     (.03)   --        (.01)    (.04)
                                       --------  --------  --------  -------  -------  -------
Total Distributions to
 Shareholders........................      (.40)     (.57)     (.90)    (.89)    (.90)    (.89)
                                       --------  --------  --------  -------  -------  -------
Net asset value, end of period.......  $   7.72  $   7.56  $   7.61  $  7.90  $  8.65  $  8.00
                                       --------  --------  --------  -------  -------  -------
Total return @.......................      7.55%     6.98%     8.07%    1.48%   20.33%   14.20%
Net assets end of period (000s
  omitted)...........................  $120,003  $109,401  $113,268  $98,611  $73,395  $45,628
Ratio of expenses to average daily
  net assets.........................      1.23%*     1.21%*     1.25%    1.23%    1.29%    1.33%
Ratio of net investment income to
  average daily net assets...........      9.62%*     9.87%*    10.61%   10.18%   10.43%   10.34%
Portfolio turnover rate..............       152%      146%      101%      63%      95%      80%

*    Annualized
@ These are the Fund's total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
+ For the period from November 14, 1994 (commencement of operations) to October 31, 1995.
**   For the nine-month period ended July 31, 1996.
***  For the six-month period ended January 31, 1997.

                                               Class B                  Class C                   Class H
                                       ------------------------  ----------------------  -------------------------
                                                                   Year Ended July 31,
                                       ---------------------------------------------------------------------------
HIGH YIELD PORTFOLIO                   1997***  1996**   1995+   1997*** 1996**  1995+   1997***  1996**    1995+
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period.............................  $ 7.56   $  7.60  $ 7.87  $7.55   $7.59   $ 7.87  $ 7.55   $  7.60  $  7.87
                                       -------  -------  ------  ------  ------  ------  -------  -------  -------
Operations:
  Investment income - net............     .35       .53     .80    .35     .53      .79     .35       .52      .80
  Net realized and unrealized gain
    (loss) on investments............     .19      (.04)   (.25)   .19    (.04 )   (.25)    .19      (.04)    (.25)
                                       -------  -------  ------  ------  ------  ------  -------  -------  -------
Total from operations................     .54       .49     .55    .54     .49      .54     .54       .48      .55
                                       -------  -------  ------  ------  ------  ------  -------  -------  -------
Distributions to shareholders:
  From investment income - net.......    (.36 )    (.51)   (.78)  (.36 )  (.51 )   (.77)   (.36 )    (.51)    (.77)
  Excess distributions of net
    realized gains...................    (.02 )    (.02)   (.04)  (.02 )  (.02 )   (.05)   (.02 )    (.02)    (.05)
                                       -------  -------  ------  ------  ------  ------  -------  -------  -------
Total Distributions to
 Shareholders........................    (.38 )    (.53)   (.82)  (.38 )  (.53 )   (.82)   (.38 )    (.53)    (.82)
                                       -------  -------  ------  ------  ------  ------  -------  -------  -------
Net asset value, end of period.......  $ 7.72   $  7.56  $ 7.60  $7.71   $7.55   $ 7.59  $ 7.71   $  7.55  $  7.60
                                       -------  -------  ------  ------  ------  ------  -------  -------  -------
Total return @.......................    7.22%     6.62%   7.25%  7.01%   6.63%    7.12%   7.23%     6.48%    7.26%
Net assets end of period (000s
  omitted)...........................  $16,497  $12,067  $7,530  $4,307  $3,378  $2,180  $54,224  $39,133  $23,862
Ratio of expenses to average daily
  net assets.........................    1.88%*    1.86%*   1.90%*  1.88%*  1.86%*   1.90%*   1.88%*    1.86%*    1.90%*
Ratio of net investment income to
  average daily net assets...........    9.00%*    9.20%*   9.66%*  8.99%*  9.21%*   9.83%*   9.00%*    9.21%*    9.81%*
Portfolio turnover rate..............     152%      146%    101%   152%    146%     101%    152%      146%     101%

*    Annualized
@ These are the Fund's total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
+ For the period from November 14, 1994 (commencement of operations) to October 31, 1995.
**   For the nine-month period ended July 31, 1996.
***  For the six-month period ended January 31, 1997.

DIRECTORS AND OFFICERS

DIRECTORS     Richard W. Cutting         CPA AND FINANCIAL CONSULTANT
              Allen R. Freedman          CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
                                           FORTIS, INC. MANAGING DIRECTOR OF
                                           FORTIS INTERNATIONAL, N.V.
              Dr. Robert M. Gavin        INTERIM PRESIDENT, HAVERFORD COLLEGE.
                                           PRIOR TO JULY 1996, PRESIDENT
                                           MACALESTER COLLEGE
              Benjamin S. Jaffray        CHAIRMAN, SHEFFIELD GROUP, LTD.
              Jean L. King               PRESIDENT, COMMUNI-KING
              Dean C. Kopperud           CHIEF EXECUTIVE OFFICER AND DIRECTOR,
                                           FORTIS ADVISERS, INC. PRESIDENT AND
                                           DIRECTOR, FORTIS INVESTORS, INC.
                                           SENIOR VICE PRESIDENT AND DIRECTOR,
                                           FORTIS BENEFITS INSURANCE COMPANY AND
                                           TIME INSURANCE COMPANY
              Edward M. Mahoney          PRIOR TO JANUARY, 1995, CHAIRMAN AND
                                           CHIEF EXECUTIVE OFFICER, FORTIS
                                           ADVISERS, INC., FORTIS INVESTORS,
                                           INC.
              Robb L. Prince             FINANCIAL AND EMPLOYEE BENEFIT
                                           CONSULTANT. PRIOR TO JULY, 1995, VICE
                                           PRESIDENT AND TREASURER, JOSTENS,
                                           INC.
              Leonard J. Santow          PRINCIPAL, GRIGGS & SANTOW, INC.
              Noel Shadko                MARKETING CONSULTANT PRIOR TO MAY,
                                           1996, SENIOR VICE PRESIDENT OF
                                           MARKETING & STRATEGIC PLANNING,
                                           ROLLERBLADE INC.
              Joseph M. Wikler           INVESTMENT CONSULTANT AND PRIVATE
                                           INVESTOR. PRIOR TO JANUARY, 1994,
                                           DIRECTOR OF RESEARCH, CHIEF
                                           INVESTMENT OFFICER, PRINCIPAL, AND
                                           DIRECTOR, THE ROTHSCHILD CO.

OFFICERS

Dean C. Kopperud
  PRESIDENT AND DIRECTOR
Robert W. Beltz, Jr.
  VICE PRESIDENT
James S. Byrd
  VICE PRESIDENT
Tamara L. Fagely
  VICE PRESIDENT AND TREASURER
Howard G. Hudson
  VICE PRESIDENT
David A. Peterson
  VICE PRESIDENT
Scott Plummer
  VICE PRESIDENT
Rhonda J. Schwartz
  VICE PRESIDENT
Gary N. Yalen
  VICE PRESIDENT
Michael J. Radmer
  SECRETARY

INVESTMENT MANAGER, REGISTRAR   Fortis Advisers, Inc.
AND TRANSFER AGENT              BOX 64284, ST. PAUL, MINNESOTA 55164

PRINCIPAL UNDERWRITER           Fortis Advisers, Inc.
                                BOX 64284, ST. PAUL, MINNESOTA 55164

CUSTODIAN                       First Bank National Association
                                MINNEAPOLIS, MINNESOTA

GENERAL COUNSEL                 Dorsey & Whitney LLP
                                MINNEAPOLIS, MINNESOTA

INDEPENDENT AUDITORS            KPMG Peat Marwick LLP
                                MINNEAPOLIS, MINNESOTA

The use of this material is authorized only when preceded or accompanied by a prospectus.

FORTIS FINANCIAL GROUP'S OTHER PRODUCTS AND SERVICES

MUTUAL                 Fortis Bond Funds           MONEY FUND
FUNDS/PORTFOLIOS                                   U.S. GOVERNMENT
CONVENIENT ACCESS TO                               SECURITIES FUND
A BROAD RANGE OF                                   TAX-FREE MINNESOTA
SECURITIES                                         PORTFOLIO
                                                   TAX-FREE NATIONAL
                                                   PORTFOLIO
                                                   HIGH YIELD PORTFOLIO
                       Fortis Stock Funds          ASSET ALLOCATION
                                                   PORTFOLIO
                                                   VALUE FUND
                                                   GROWTH & INCOME FUND
                                                   CAPITAL FUND
                                                   FIDUCIARY FUND
                                                   GLOBAL GROWTH PORTFOLIO
                                                   GROWTH FUND
                                                   CAPITAL APPRECIATION
                                                   PORTFOLIO

FIXED AND VARIABLE     Fortis Opportunity Fixed    FIXED ACCOUNT
ANNUITIES              & Variable Annuity          MONEY MARKET SUBACCOUNT
TAX-DEFERRED           Masters Variable Annuity    U.S. GOVERNMENT
INVESTING                                          SECURITIES SUBACCOUNT
                                                   DIVERSIFIED INCOME
                                                   SUBACCOUNT
                                                   GLOBAL BOND SUBACCOUNT
                                                   HIGH YIELD SUBACCOUNT
                                                   ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   GLOBAL ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   VALUE SUBACCOUNT
                                                   GROWTH & INCOME
                                                   SUBACCOUNT
                                                   S&P 500 INDEX SUBACCOUNT
                                                   BLUE CHIP STOCK
                                                   SUBACCOUNT
                                                   GLOBAL GROWTH SUBACCOUNT
                                                   GROWTH STOCK SUBACCOUNT
                                                   INTERNATIONAL STOCK
                                                   SUBACCOUNT
                                                   AGGRESSIVE GROWTH
                                                   SUBACCOUNT
                       Fortune Fixed Annuities     SINGLE PREMIUM ANNUITY
                                                   FLEXIBLE PREMIUM ANNUITY
                       Income Annuities            GUARANTEED FOR LIFE
                                                   GUARANTEED FOR A
                                                   SPECIFIED PERIOD

LIFE                   Wall Street Series          FIXED ACCOUNT
INSURANCE PROTECTION   Variable Universal Life     MONEY MARKET SUBACCOUNT
AND TAX-DEFERRED       Insurance                   U.S. GOVERNMENT
INVESTMENT                                         SECURITIES SUBACCOUNT
OPPORTUNITY                                        DIVERSIFIED INCOME
                                                   SUBACCOUNT
                                                   GLOBAL BOND SUBACCOUNT
                                                   HIGH YIELD SUBACCOUNT
                                                   ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   GLOBAL ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   VALUE SUBACCOUNT
                                                   GROWTH & INCOME
                                                   SUBACCOUNT
                                                   S&P 500 INDEX SUBACCOUNT
                                                   BLUE CHIP STOCK
                                                   SUBACCOUNT
                                                   GLOBAL GROWTH SUBACCOUNT
                                                   GROWTH STOCK SUBACCOUNT
                                                   INTERNATIONAL STOCK
                                                   SUBACCOUNT
                                                   AGGRESSIVE GROWTH
                                                   SUBACCOUNT
                       Adaptable Life
                       Universal Life

FORTIS FINANCIAL GROUP manages and distributes mutual funds, annuities and life insurance products. The mutual funds, variable life and variable annuity products are distributed through FORTIS INVESTORS, INC. and managed by FORTIS ADVISERS, INC. The insurance products are issued by FORTIS BENEFITS INSURANCE COMPANY, FIRST FORTIS LIFE INSURANCE COMPANY and TIME INSURANCE COMPANY.

FOR MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS. WRITE TO: FORTIS INVESTORS, INC., P.O. BOX 64284, ST. PAUL, MN 55164. READ IT CAREFULLY BEFORE INVESTING OR SENDING MONEY.

FORTIS FINANCIAL GROUP

Fortis Financial Group (FFG) provides solutions for customers' financial needs using mutual funds, annuities and life insurance. Besides our own array of quality products, we create and deliver customized products for other financial service providers. Like the Fortis name, which comes from the Latin for strong and steadfast, we concentrate on the customer relationships we build, the services we provide, the solutions we offer and the performance we seek.

FFG includes Fortis Advisers, Inc. an established money
manager, as well as Fortis Investors, Inc., a broker dealer           [GRAPHIC]
with nationwide sales and marketing influence. The guarantees in our insurance products are underwritten by Fortis Benefits
Insurance Company and Time Insurance Company.

Fortis Financial Group is part of Fortis, Inc. a financial services company that provides specialty insurance and investment products to individuals, businesses, associations and other financial services organizations in the United States. Fortis, Inc., is part of Fortis, a worldwide group of companies active in the fields of insurance, banking and investment. Fortis is jointly owned by Fortis, AMEV of The Netherlands and Fortis AG of Belgium.

[GRAPHIC] FOR MORE INFORMATION, CALL YOUR INVESTMENT REPRESENTATIVE OR FORTIS AT (800) 800-2638.




[FORTIS LOGO]-REGISTERED TRADEMARK-                          ---------------
                                                                Bulk Rate
FORTIS FINANCIAL GROUP                                         U.S. Postage
P.O. BOX 64284                                                    PAID
ST. PAUL, MN 55164                                           Permit No. 3794
                                                             Minneapolis, MN
                                                             ---------------
FORTIS BOND FUNDS




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       40% preconsumer waste and 10%
       post consumer waste. Please recycle.

[FORTIS LOGO] -REGISTERED TRADEMARK- and Fortis -REGISTERED TRADEMARK- are registered trademarks of Fortis AMEV and Fortis AG.

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